PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.8% of Net Assets
	Aerospace & Defense – 2.7%
4,940	HEICO Corp.	$563,901
7,591	Hexcel Corp.	556,496

		1,120,397

	Banks – 1.4%
10,284	Western Alliance Bancorp	586,188

	Biotechnology – 4.9%
2,327	Argenx SE, ADR(a)	373,530
3,397	Ascendis Pharma AS, ADR(a)	472,591
4,268	Blueprint Medicines Corp.(a)	341,909
14,349	Immunomedics, Inc.(a)	303,625
4,986	Neurocrine Biosciences, Inc.(a)	535,945

		2,027,600

	Capital Markets – 4.2%
19,132	Ares Management Corp., Class A	682,821
1,485	MarketAxess Holdings, Inc.	562,979
3,239	Morningstar, Inc.	490,093

		1,735,893

	Commercial Services & Supplies – 1.5%
14,416	Ritchie Bros. Auctioneers, Inc.	619,167

	Communications Equipment – 1.4%
13,702	Ciena Corp.(a)	584,938

	Distributors – 1.4%
2,771	POOL CORP.	588,505

	Diversified Consumer Services – 2.6%
3,746	Bright Horizons Family Solutions, Inc.(a)	562,986
29,923	Laureate Education, Inc., Class A(a)	526,944

		1,089,930

	Diversified Telecommunication Services – 1.4%
8,479	Cogent Communications Holdings, Inc.	558,003

	Electrical Equipment – 2.5%
2,974	Acuity Brands, Inc.	410,412
6,031	Generac Holdings, Inc.(a)	606,658

		1,017,070

	Electronic Equipment, Instruments & Components – 2.5%
9,744	FLIR Systems, Inc.	507,370
12,885	Trimble, Inc.(a)	537,176

		1,044,546

	Energy Equipment & Services – 0.9%
11,259	Cactus, Inc., Class A	386,409

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.7%
9,736	Live Nation Entertainment, Inc.(a)	$695,832

	Food & Staples Retailing – 1.2%
3,173	Casey’s General Stores, Inc.	504,475

	Food Products – 2.9%
11,308	Freshpet, Inc.(a)	668,190
23,609	Nomad Foods Ltd.(a)	528,133

		1,196,323

	Health Care Equipment & Supplies – 4.9%
7,624	Globus Medical, Inc., Class A(a)	448,901
3,986	Insulet Corp.(a)	682,404
1,941	Penumbra, Inc.(a)	318,848
3,758	West Pharmaceutical Services, Inc.	564,940

		2,015,093

	Health Care Providers & Services – 3.6%
1,103	Chemed Corp.	484,504
4,791	LHC Group, Inc.(a)	660,008
1,099	WellCare Health Plans, Inc.(a)	362,901

		1,507,413

	Hotels, Restaurants & Leisure – 4.8%
7,413	Planet Fitness, Inc., Class A(a)	553,603
7,749	Texas Roadhouse, Inc.	436,424
2,061	Vail Resorts, Inc.	494,289
22,161	Wendy’s Co. (The)	492,196

		1,976,512

	Insurance – 2.7%
6,040	Kemper Corp.	468,100
3,795	Kinsale Capital Group, Inc.	385,800
3,074	RLI Corp.	276,721

		1,130,621

	IT Services – 9.9%
9,637	Black Knight, Inc.(a)	621,394
8,562	Booz Allen Hamilton Holding Corp.	609,015
4,550	Broadridge Financial Solutions, Inc.	562,107
4,248	EPAM Systems, Inc.(a)	901,256
16,515	Evo Payments, Inc., Class A(a)	436,161
11,097	KBR, Inc.	338,458
2,949	WEX, Inc.(a)	617,698

		4,086,089

	Life Sciences Tools & Services – 4.0%
2,563	Charles River Laboratories International, Inc.(a)	391,524
4,086	ICON PLC(a)	703,732
4,961	PRA Health Sciences, Inc.(a)	551,415

		1,646,671

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 6.0%
6,239	Albany International Corp., Class A	$473,665
5,326	ESCO Technologies, Inc.	492,655
17,237	Gardner Denver Holdings, Inc.(a)	632,253
8,396	Helios Technologies, Inc.	388,147
4,210	Woodward, Inc.	498,632

		2,485,352

	Oil, Gas & Consumable Fuels – 0.7%
3,132	Diamondback Energy, Inc.	290,838

	Pharmaceuticals – 2.2%
7,703	Catalent, Inc.(a)	433,679
13,213	Horizon Therapeutics PLC(a)	478,310

		911,989

	Professional Services – 2.5%
7,205	TransUnion	616,820
7,450	TriNet Group, Inc.(a)	421,745

		1,038,565

	Semiconductors & Semiconductor Equipment – 6.4%
7,160	Advanced Energy Industries, Inc.(a)	509,792
4,808	MKS Instruments, Inc.	528,928
3,094	Monolithic Power Systems, Inc.	550,794
8,454	Semtech Corp.(a)	447,217
5,181	Silicon Laboratories, Inc.(a)	600,892

		2,637,623

	Software – 9.1%
4,563	Five9, Inc.(a)	299,241
6,397	Guidewire Software, Inc.(a)	702,199
6,442	j2 Global, Inc.	603,680
8,122	LivePerson, Inc.(a)	300,514
6,156	Paylocity Holding Corp.(a)	743,768
4,646	Pegasystems, Inc.	370,054
4,484	Q2 Holdings, Inc.(a)	363,563
1,281	Tyler Technologies, Inc.(a)	384,325

		3,767,344

	Specialty Retail – 1.1%
3,563	Five Below, Inc.(a)	455,565

	Textiles, Apparel & Luxury Goods – 2.1%
3,318	Carter’s, Inc.	362,790
5,164	Columbia Sportswear Co.	517,381

		880,171

	Thrifts & Mortgage Finance – 1.1%
8,716	Essent Group Ltd.	453,145

	Trading Companies & Distributors – 2.5%
4,667	Kaman Corp.	307,649

Shares	Description	Value (†)
Common Stocks – continued
	Trading Companies & Distributors – continued
7,766	SiteOne Landscape Supply, Inc.(a)	$703,988

		1,011,637

	Total Common Stocks (Identified Cost $35,438,709)	40,049,904

Principal Amount
Short-Term Investments – 3.4%
$1,413,841	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900%, to be repurchased at $1,413,912 on 1/02/2020 collateralized by $1,420,000 U.S. Treasury Note, 2.000% due 5/31/2024 valued at $1,442,216 including accrued interest(b) (Identified Cost $1,413,841)	1,413,841

	Total Investments – 100.2% (Identified Cost $36,852,550)	41,463,745
	Other assets less liabilities – (0.2)%	(94,799)

	Net Assets – 100.0%	$41,368,946

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$40,049,904	$—	$—	$40,049,904
Short-Term Investments	—	1,413,841	—	1,413,841

Total	$40,049,904	$1,413,841	$—	$41,463,745

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2019 (Unaudited)

IT Services	9.9%
Software	9.1
Semiconductors & Semiconductor Equipment	6.4
Machinery	6.0
Biotechnology	4.9
Health Care Equipment & Supplies	4.9
Hotels, Restaurants & Leisure	4.8
Capital Markets	4.2
Life Sciences Tools & Services	4.0
Health Care Providers & Services	3.6
Food Products	2.9
Insurance	2.7
Aerospace & Defense	2.7
Diversified Consumer Services	2.6
Electronic Equipment, Instruments & Components	2.5
Professional Services	2.5
Electrical Equipment	2.5
Trading Companies & Distributors	2.5
Pharmaceuticals	2.2
Textiles, Apparel & Luxury Goods	2.1
Other Investments, less than 2% each	13.8
Short-Term Investments	3.4

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%